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COVER LETTER

United States
Securities and Exchange Commission
Room 4561
Washington, D.C. 20549
Division of Corporation Finance

June 18, 2007

Re:      PurchaseSoft, Inc.
         Form 8-K filed on March 12, 2007
         File No. 0-11791

Tamara Tangen:

With regards to the additional information/language to be incorporated in the amended 8-K, we have made the changes as requested. Specifically, indicating a dismissal of our prior independent accountant; clarification that there were no disagreements with the former accountant on any matter of accounting principles... for only the most recent fiscal year as they did not perform audits for two fiscal years; explanatory paragraph on "Going Concern" note in our May 31, 2004 year end financial statement; statement that we had no consultations with the new independent accountant, Gruber & Company, LLC for the two most recent fiscal years and subsequent interim period prior to the engagement. The former accountant, Mendoza Berger, as of the date referenced above, has not provided a letter indicating whether they agree with the disclosure on the Form 8-K.

We acknowledge that PurchaseSoft, Inc. is responsible for the adequacy and accuracy of the disclosure in the filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and PurchaseSoft, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

/s/ Steve A. Flagg
President & CEO
PurchaseSoft, Inc.